UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Silver Miners ETF

Ticker: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$90	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Secondary Index”).

The Secondary Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ending October 31, 2025 (the “reporting period”), the Fund increased 75.97%, while the Secondary Index increased 77.61%. The Fund had a net asset value of $38.68 per share at the start of the reporting period on October 31, 2024 and ended the reporting period with a net asset value of $66.36 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by a favorable backdrop for silver producers. Silver rallied alongside record-breaking gold prices and rising safe-haven flows, with prices nearing fresh peaks that boosted miners’ revenues and valuations. The U.S. Federal Reserve’s 0.25-percentage-point rate cut in September eased real-yield headwinds and supported a softer dollar—historically constructive for precious metals. On fundamentals, record industrial demand alongside a meaningful market deficit underscored tight physical conditions that reinforced pricing support for producers. Policy developments in Mexico, the world’s leading silver producer, further tightened supply expectations as the government reaffirmed that no new mining concessions will be granted, a stance that may constrain project pipelines and favor established operators. At the same time, global solar deployment set another record in 2025, with investor optimism for growth in the coming year, underscoring durable demand for silver-bearing PV technologies and improving miners’ cash-flow visibility.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Silver Miners ETF - $36,546
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global Silver Miners Total Return Index (USD) (NR)† - $38,021
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Silver Miners ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Silver Miners Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$19,577	$10,205	$19,709
Oct/17	$15,931	$12,573	$16,127
Oct/18	$11,566	$12,508	$11,818
Oct/19	$15,393	$14,082	$15,822
Oct/20	$21,765	$14,771	$22,408
Oct/21	$20,366	$20,277	$21,162
Oct/22	$13,274	$16,230	$13,525
Oct/23	$12,860	$17,935	$13,172
Oct/24	$20,768	$23,816	$21,407
Oct/25	$36,546	$29,208	$38,021

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sil/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Silver Miners ETF	75.97%	10.92%	13.84%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Silver Miners Total Return Index (USD) (NR)Footnote Reference†	77.61%	11.15%	14.29%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,494,534,056	47	$12,265,756	27.57%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.5%
Australia	1.0%
Morocco	1.2%
China	1.4%
Peru	4.2%
South Korea	4.4%
Mexico	9.9%
United States	14.5%
Brazil	23.0%
Canada	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	23.0%
Pan American Silver	11.1%
Coeur Mining	9.4%
Industrias Penoles	5.1%
Fresnillo	4.9%
Hecla Mining	4.9%
First Majestic Silver	4.8%
OR Royalties	4.5%
SSR Mining	4.5%
Korea Zinc	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sil/

Global X Funds

Global X Silver Miners ETF: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-SIL-2025

Global X Funds

Global X Copper Miners ETF

Ticker: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$79	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of the copper mining industry and is comprised of copper companies, companies engaged in copper mining, exploration, or a closely related activity, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 43.39%, while the Secondary Index increased 44.33%. The Fund had a net asset value of $43.79 per share on October 31, 2024 and ended the reporting period with a net asset value of $61.59 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, supported by a stronger copper backdrop. Supply shocks tightened the market: Indonesia's Grasberg operation halt and Panama's mine shutdown reduced expected output and buoyed miners' earnings expectations. U.S. tariffs on copper notably excluded key copper input materials, easing fears of supply chain disruption; as a result, the COMEX premium to LME prices swiftly narrowed back to 0%, while the exemption helped alleviate earlier concerns about potential weakness in U.S. demand. On the demand side, China signaled more macro support with fresh policy-based financing, which typically benefits copper-intensive sectors. Despite Chinese smelting expansion pushing refined output toward record levels, net market expectations shifted toward a deficit after the Indonesian disruption, reinforcing investor appetite for mining stocks. Overall, this mix of supply constraints and policy-driven demand support underpinned the Fund's gains.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Copper Miners ETF - $49,352
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global Copper Miners Total Return Index (USD) (NR)† - $52,653
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Copper Miners ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Copper Miners Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,895	$10,205	$12,021
Oct/17	$17,411	$12,573	$17,767
Oct/18	$13,382	$12,508	$13,738
Oct/19	$12,511	$14,082	$12,882
Oct/20	$15,445	$14,771	$16,023
Oct/21	$27,307	$20,277	$28,501
Oct/22	$21,743	$16,230	$22,769
Oct/23	$25,454	$17,935	$26,792
Oct/24	$34,419	$23,816	$36,481
Oct/25	$49,352	$29,208	$52,653

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/copx/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Copper Miners ETF	43.39%	26.16%	17.31%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Copper Miners Total Return Index (USD) (NR)Footnote Reference†	44.33%	26.86%	18.07%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,368,548,034	48	$15,669,293	21.67%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.6%
Other Countries	3.2%
Germany	2.9%
Zambia	4.4%
Congo, the Democratic Republic of	4.5%
Poland	4.8%
Sweden	4.9%
Mexico	5.0%
United States	5.8%
Japan	6.4%
Chile	9.8%
Australia	13.9%
China	16.0%
Canada	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Southern Copper	5.0%
Lundin Mining	5.0%
Boliden	4.9%
Glencore PLC	4.8%
Antofagasta PLC	4.8%
KGHM Polska Miedz	4.8%
Freeport-McMoRan	4.7%
BHP Group	4.7%
Teck Resources, Cl B	4.7%
Zijin Mining Group, Cl H	4.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/copx/

Global X Funds

Global X Copper Miners ETF: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-COPX-2025

Global X Funds

Global X Gold Explorers ETF

Ticker: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$96	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Secondary Index”).

The Secondary Index tracks price movements in the shares of companies which are active in the gold mining industry as an explorer or developer, as defined by Solactive AG, the provider of the Secondary Index (“Index Provider”). The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the gold exploration industry. Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 95.24%, while the Secondary Index increased 97.66%. The Fund had a net asset value of $34.82 per share on October 31, 2024 and ended the reporting period with a net asset value of $66.35 per share on October 31, 2025.

The Fund posted a positive performance over the reporting period, with gains supported by a powerful upswing in bullion prices, which benefitted exploration‑focused equities. Gold set fresh records around late September into early October as investors priced in U.S. rate‑cut expectations, a softer dollar, and safe‑haven demand around geopolitical risk and the U.S. government shutdown, which improved sentiment toward gold‑exposed companies. Underpinning this backdrop, central banks added 1,045.00 metric tons in 2024 and continued net purchases in early 2025, reinforcing structural support for gold to the benefit of producers and developers across key mining hubs. Higher bullion levels helped lure capital back to gold‑mining equity funds after prior outflows, as investors anticipated wider margins and strengthening balance sheets—tailwinds that tend to amplify moves in earlier‑stage companies. Investor expectations for a September Federal Reserve cut and intermittent dollar softness further supported the Fund’s positive returns during the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Gold Explorers ETF - $57,866
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)† ‡ - $61,808
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Gold Explorers ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$19,585	$10,205	$19,726
Oct/17	$16,920	$12,573	$17,131
Oct/18	$14,578	$12,508	$14,863
Oct/19	$20,031	$14,082	$20,530
Oct/20	$26,847	$14,771	$27,665
Oct/21	$24,870	$20,277	$25,783
Oct/22	$17,175	$16,230	$17,868
Oct/23	$19,105	$17,935	$20,003
Oct/24	$29,638	$23,816	$31,271
Oct/25	$57,866	$29,208	$61,808

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/goex/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017 and the Solactive Global Gold Explorers & Developers Total Return Index thereafter.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Gold Explorers ETF	95.24%	16.60%	19.19%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡	97.66%	17.44%	19.98%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$109,616,524	59	$398,233	27.01%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	1.8%
Peru	0.3%
China	0.8%
Colombia	1.0%
South Africa	2.1%
Turkey	3.7%
Indonesia	5.5%
United States	10.5%
Australia	28.3%
Canada	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hecla Mining	5.1%
Equinox Gold	4.0%
Alamos Gold, Cl A	4.0%
New Gold	3.9%
Lundin Gold	3.9%
Eldorado Gold	3.7%
OceanaGold	3.6%
Coeur Mining	3.6%
Bumi Resources Minerals	3.6%
DPM Metals	3.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/goex/

Global X Funds

Global X Gold Explorers ETF: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-GOEX-2025

Global X Funds

Global X Uranium ETF

Ticker: URA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$98	0.69%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index ("Secondary Index").

The Secondary Index tracks the price movements in shares of companies with business operations or exposure in the uranium industry, as determined by Solactive AG, the Secondary Index provider. This includes companies engaged in uranium mining, exploration, uranium investments, and technologies related to the nuclear industry.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 84.83%, while the Secondary Index increased 85.94%. The Fund had a net asset value of $30.72 per share on October 31, 2024 and ended the reporting period with a net asset value of $55.25 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by growing policy momentum favoring nuclear technology. Executive orders issued in May 2025 set out to accelerate nuclear power adoption by easing regulatory burdens and expanding nuclear capacity targets through 2050. Additional initiatives focused on strengthening domestic nuclear fuel production, funding research into spent fuel reprocessing, advancing next-generation reactor designs, and deploying new nuclear technologies on military installations. Globally, similar policy developments reinforced the trend, with Europe and other regions advancing pro-nuclear measures to enhance energy independence and meet climate goals. Supply risk came into focus after a temporary production suspension at the Inkai joint venture in Kazakhstan and, later, reduced output guidance at Cameco's McArthur River/Key Lake mine, both of which underscored the value of dependable Tier‑one assets. Further near‑term supply noise stemmed from weather‑related disruptions and a slower‑than‑planned ramp‑up at a key Namibian mine restart, tempering expectations for new supply reaching the market quickly. On the demand side, notable institutional interest emerged during the period, with several major funds and financial entities increasing their physical uranium holdings, further tightening market fundamentals.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Uranium ETF - $50,300
MSCI ACWI Index (USD) (NR)* † - $29,208
Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)† ‡ - $53,921
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
-$10,000
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Uranium ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$8,247	$10,205	$8,358
Oct/17	$8,721	$12,573	$8,733
Oct/18	$9,051	$12,508	$9,329
Oct/19	$8,289	$14,082	$8,611
Oct/20	$8,432	$14,771	$8,728
Oct/21	$21,141	$20,277	$22,138
Oct/22	$16,890	$16,230	$17,796
Oct/23	$22,103	$17,935	$23,400
Oct/24	$27,215	$23,816	$28,999
Oct/25	$50,300	$29,208	$53,921

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ura for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	Performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018 and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global X Uranium ETF	84.83%	42.93%	17.53%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)Footnote Reference†Footnote Reference‡	85.94%	43.93%	18.35%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,969,261,777	56	$25,441,576	14.51%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	9.5%
China	1.2%
United Kingdom	1.5%
South Africa	1.8%
Kazakhstan	3.5%
Japan	3.6%
Exchange-Traded Fund	5.2%
South Korea	7.6%
Australia	7.6%
Canada	32.0%
United States	36.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	21.4%
Oklo, Cl A	14.2%
Uranium Energy	6.1%
Centrus Energy, Cl A	5.2%
Sprott Physical Uranium Trust	5.2%
NuScale Power	4.9%
NexGen Energy	4.6%
Energy FuelsFootnote Reference**	3.9%
NAC Kazatomprom JSC GDR	3.5%
Denison Mines	2.6%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ura

Global X Funds

Global X Uranium ETF: URA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-URA-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)

Annual Financials and Other Information

October 31, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	October 31, 2025
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.0%
Materials — 1.0%
Andean Silver *(A)	4,442,815	$4,857,189
Kingsgate Consolidated *(A)	7,557,070	19,393,213
Silver Mines *(A)	58,105,169	6,466,569
Unico Silver *	9,649,917	3,506,120

TOTAL AUSTRALIA		34,223,091
BRAZIL — 23.0%
Materials — 23.0%
Wheaton Precious Metals	8,317,378	802,793,324

CANADA — 40.3%
Materials — 40.3%
AbraSilver Resource *	4,638,056	21,747,870
Aftermath Silver *(A)	7,267,886	3,630,960
Americas Gold & Silver *	7,046,792	28,063,447
Andean Precious Metals *	1,502,063	6,807,337
Avino Silver & Gold Mines *	4,585,178	21,369,027
Blackrock Silver *(A)	8,819,387	4,028,411
Discovery Silver *	21,857,461	91,413,997
Dolly Varden Silver *	1,912,144	7,655,945
Endeavour Silver *(A)	8,543,250	70,054,650
First Majestic Silver	13,116,214	167,843,355
Fortuna Mining *	10,574,916	87,473,344
GoGold Resources *	10,575,861	19,322,845
Guanajuato Silver *(A)	15,541,989	3,826,847
Integra Resources *	5,493,826	15,330,878
McEwen Mining *(A)	1,541,804	28,261,267
New Pacific Metals *(A)	3,469,369	7,873,956
OR Royalties	4,886,163	156,926,336
Pan American Silver	10,967,681	386,172,048
Santacruz Silver Mining *	11,499,794	16,332,720
Silver Tiger Metals *	9,840,718	5,056,787
SSR Mining *	6,953,184	156,863,831
Torex Gold Resources *	928	38,374
Triple Flag Precious Metals	2,285,628	63,537,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vizsla Silver *	9,244,936	$37,873,128

TOTAL CANADA		1,407,504,605
CHINA — 1.4%
Materials — 1.4%
Silvercorp Metals (A)	7,261,272	47,159,530

MEXICO — 9.9%
Materials — 9.9%
Fresnillo	5,828,812	170,165,286
Industrias Penoles *	4,266,699	176,884,647

TOTAL MEXICO		347,049,933
MOROCCO — 1.2%
Materials — 1.2%
Aya Gold & Silver *(A)	4,074,391	43,385,729

PERU — 4.2%
Materials — 4.2%
Cia de Minas Buenaventura SAA ADR	5,674,395	129,205,974
Hochschild Mining	3,842,712	16,681,102

TOTAL PERU		145,887,076
SOUTH KOREA — 4.4%
Materials — 4.4%
Korea Zinc	213,288	154,642,221

UNITED STATES — 14.5%
Materials — 14.5%
Coeur Mining *	19,066,960	327,379,703
Gold Resource *	3,178,656	2,129,699
Hecla Mining	13,179,788	169,623,872
Hycroft Mining Holding *(A)	1,168,193	8,878,267

TOTAL UNITED STATES		508,011,541
TOTAL COMMON STOCK (Cost $2,310,521,634)		3,490,657,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.5%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,918,844 (collateralized by various U.S. Treasury Obligations, ranging in par value $224 - $363,826, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $3,991,801)	$3,917,453	$3,917,453
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,683,678 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $362 - $1,151,233, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $3,739,937)	3,682,405	3,682,405
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $766,217 (collateralized by various U.S. Treasury Obligations, ranging in par value $16,510 - $88,332, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $771,887)	765,965	765,965
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $235,129 (collateralized by various U.S. Treasury Obligations, ranging in par value $46,269 - $88,988, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $237,937)	235,048	235,048
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,683,678 (collateralized by various U.S. Government Obligations, ranging in par value $5,248 - $2,600,353, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $3,742,525)	3,682,405	3,682,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $3,683,675 (collateralized by various U.S. Government Obligations, ranging in par value $3,358 - $443,159, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $3,740,966)	$3,682,405	$3,682,405
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $704,576 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $222 - $1,295,760, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $715,004)	704,332	704,332
TOTAL REPURCHASE AGREEMENTS (Cost $16,670,013)		16,670,013
TOTAL INVESTMENTS — 100.4% (Cost $2,327,191,647)		$3,507,327,063

Percentages are based on Net Assets of $3,494,534,056.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $15,759,231.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $16,670,013. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $1,394,598.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Silver Miners ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,490,657,050	$—	$—	$3,490,657,050
Repurchase Agreements	—	16,670,013	—	16,670,013
Total Investments in Securities	$3,490,657,050	$16,670,013	$—	$3,507,327,063

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.9%
Materials — 13.9%
BHP Group	5,583,629	$158,824,167
Develop Global *	4,608,877	10,741,263
Glencore PLC	34,093,887	163,253,063
Sandfire Resources *	11,260,079	119,712,008
SolGold *	35,150,426	8,118,884
WA1 Resources *(A)	821,483	8,975,635

TOTAL AUSTRALIA		469,625,020
BRAZIL — 1.5%
Materials — 1.5%
ERO Copper *	2,334,635	49,903,521

CANADA — 18.3%
Materials — 18.3%
Altius Minerals	918,056	24,872,002
Capstone Copper *	13,635,698	121,842,015
Collective Mining *	1,294,898	14,786,688
Foran Mining *	6,066,776	16,236,955
HudBay Minerals	9,405,251	150,897,507
Luca Mining *(A)	5,460,225	5,455,744
LunR Royalties *(A)(B)	890,407	—
NGEx Minerals *(A)	3,166,867	51,645,371
Northern Dynasty Minerals *(A)	13,084,948	26,521,966
Solaris Resources *	2,172,979	14,329,890
Taseko Mines *	7,507,747	34,010,094
Teck Resources, Cl B	3,654,009	156,915,192

TOTAL CANADA		617,513,424
CHILE — 9.8%
Materials — 9.8%
Antofagasta PLC	4,427,213	162,286,161
Lundin Mining	10,392,081	167,323,518

TOTAL CHILE		329,609,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 16.0%
Materials — 16.0%
China Gold International Resources	5,913,900	$99,982,818
China Nonferrous Mining	32,207,900	59,466,221
Jiangxi Copper, Cl H	25,153,501	105,051,677
MMG *(A)	97,947,160	87,081,505
Wanguo Gold Group	7,300,590	28,855,939
Zijin Mining Group, Cl H	37,814,335	156,858,311

TOTAL CHINA		537,296,471
CONGO, THE DEMOCRATIC REPUBLIC OF — 4.5%
Materials — 4.5%
Ivanhoe Mines, Cl A *(A)	15,072,762	150,926,632

GERMANY — 2.9%
Materials — 2.9%
Aurubis (A)	746,893	97,327,123

JAPAN — 6.4%
Materials — 6.4%
Mitsubishi Materials (A)	3,061,482	59,021,788
Nittetsu Mining	1,319,914	14,488,167
Sumitomo Metal Mining	4,359,394	143,667,153

TOTAL JAPAN		217,177,108
MEXICO — 5.0%
Materials — 5.0%
Southern Copper	1,216,290	168,821,052

POLAND — 4.8%
Materials — 4.8%
KGHM Polska Miedz *	3,057,836	160,639,975

SAUDI ARABIA — 0.8%
Materials — 0.8%
Al Masane Al Kobra Mining (A)	1,344,630	27,070,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.6%
Materials — 0.6%
Atalaya Mining	2,406,564	$21,627,204

SWEDEN — 4.9%
Materials — 4.9%
Boliden *	3,661,683	165,484,541

UNITED KINGDOM — 0.3%
Materials — 0.3%
Central Asia Metals	4,212,195	8,799,388

UNITED STATES — 5.8%
Materials — 5.8%
Freeport-McMoRan	3,834,078	159,881,053
Ivanhoe Electric *	2,394,005	35,407,334

TOTAL UNITED STATES		195,288,387
ZAMBIA — 4.4%
Materials — 4.4%
First Quantum Minerals *	7,136,407	148,315,435

TOTAL COMMON STOCK (Cost $2,734,805,880)		3,365,425,761

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.6%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $4,905,012 (collateralized by various U.S. Treasury Obligations, ranging in par value $280 - $455,382, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $4,996,328)	$4,903,271	4,903,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $4,610,669 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $453 - $1,440,938, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $4,681,085)	$4,609,075	$4,609,075
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $959,107 (collateralized by various U.S. Treasury Obligations, ranging in par value $20,667 - $110,569, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $966,204)	958,791	958,791
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $294,297 (collateralized by various U.S. Treasury Obligations, ranging in par value $57,913 - $111,381, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $297,811)	294,196	294,196
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $4,610,669 (collateralized by various U.S. Government Obligations, ranging in par value $6,569 - $3,254,727, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $4,684,324)	4,609,075	4,609,075
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $4,610,665 (collateralized by various U.S. Government Obligations, ranging in par value $4,203 - $554,679, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $4,682,372)	4,609,075	4,609,075

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $881,809 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $278 - $1,621,704, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $894,861)	$881,504	$881,504
TOTAL REPURCHASE AGREEMENTS (Cost $20,864,987)		20,864,987
TOTAL INVESTMENTS — 100.5% (Cost $2,755,670,867)		$3,386,290,748

Percentages are based on Net Assets of $3,368,548,034.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $26,427,624.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $20,864,987. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $7,061,849.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$3,338,354,960	$27,070,801	$	—^	$3,365,425,761
Repurchase Agreements	—	20,864,987		—	20,864,987
Total Investments in Securities	$3,338,354,960	$47,935,788		$—	$3,386,290,748

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Copper Miners ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 28.3%
Materials — 28.3%
Bellevue Gold *(A)	957,907	$733,702
Capricorn Metals *	281,268	2,366,103
Catalyst Metals *	140,178	623,103
Emerald Resources NL *	402,707	1,249,619
Firefinch *(A)(B)	825,148	—
Genesis Minerals *	749,775	2,866,514
Greatland Resources *	389,494	1,880,637
OceanaGold	178,610	3,998,855
Ora Banda Mining *	917,261	726,589
Pantoro *	262,152	878,685
Perseus Mining	1,060,142	3,379,895
Ramelius Resources	1,455,732	3,163,951
Regis Resources	571,304	2,408,593
Resolute Mining *	1,653,176	1,033,553
Vault Minerals *	4,839,159	2,312,613
West African Resources *(B)	773,931	848,090
Westgold Resources	722,598	2,516,626

TOTAL AUSTRALIA		30,987,128
CANADA — 47.9%
Materials — 47.9%
Alamos Gold, Cl A	140,351	4,331,283
Allied Gold *	68,720	1,046,629
Artemis Gold *	111,149	2,712,189
Centerra Gold	160,131	1,877,709
DPM Metals	166,619	3,567,477
Endeavour Silver *	190,722	1,568,082
Equinox Gold *	402,493	4,426,662
Fortuna Mining *	236,053	1,952,578
G Mining Ventures *	135,680	2,673,607
K92 Mining *	180,255	2,399,283
Lundin Gold	63,421	4,315,878
McEwen Mining *(A)	34,466	631,762
Montage Gold *	176,109	874,795
New Gold *	586,861	4,326,642
Novagold Resources *	236,475	1,960,378
Orla Mining *	220,382	2,275,936
Seabridge Gold *(A)	61,976	1,476,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Skeena Resources *	68,615	$1,111,140
Southern Cross Gold *	163,467	953,164
SSR Mining *	155,149	3,511,241
Torex Gold Resources *	66,554	2,752,124
Victoria Gold *(B)	43,114	—
Wesdome Gold Mines *	116,139	1,753,917

TOTAL CANADA		52,499,364
CHINA — 0.8%
Materials — 0.8%
Wanguo Gold Group	228,000	901,181

COLOMBIA — 1.0%
Materials — 1.0%
Aris Mining *	114,152	1,130,807

INDONESIA — 5.5%
Materials — 5.5%
Aneka Tambang	6,532,034	1,217,637
Bumi Resources Minerals *	71,114,700	3,934,187
Merdeka Copper Gold *	6,172,753	905,683

TOTAL INDONESIA		6,057,507
PERU — 0.3%
Materials — 0.3%
Hochschild Mining	86,039	373,493

SOUTH AFRICA — 2.1%
Materials — 2.1%
DRDGOLD	334,035	846,627
Pan African Resources	1,309,248	1,438,053

TOTAL SOUTH AFRICA		2,284,680
TURKEY — 3.7%
Materials — 3.7%
Eldorado Gold *	158,392	4,063,942

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 10.5%
Materials — 10.5%
Coeur Mining *	229,409	$3,938,953
Hecla Mining	433,332	5,576,983
Perpetua Resources *	82,998	1,993,871

TOTAL UNITED STATES		11,509,807
TOTAL COMMON STOCK (Cost $71,663,113)		109,807,909
	Face Amount
REPURCHASE AGREEMENTS(C) — 1.8%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $457,307 (collateralized by various U.S. Treasury Obligations, ranging in par value $26 - $42,456, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $465,821)	$457,145	457,145
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $429,865 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $42 - $134,342, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $436,430)	429,716	429,716
Deutsche Bank Securities, Inc. 3.950%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $89,900 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,937 - $10,364, 1.125% - 6.750%, 02/15/2026 - 08/15/2055, with a total market value of $90,565)	89,870	89,870

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $27,438 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,399 - $10,385, 0.125% - 3.625%, 07/15/2030 - 02/15/2051, with a total market value of $27,766)	$27,429	$27,429
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $429,865 (collateralized by various U.S. Government Obligations, ranging in par value $612 - $303,447, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $436,732)	429,716	429,716
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $429,864 (collateralized by various U.S. Government Obligations, ranging in par value $392 - $51,714, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $436,550)	429,716	429,716
RBC Dominion Securities, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $81,735 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $150,316, 0.000% - 6.500%, 11/06/2025 - 08/15/2055, with a total market value of $82,945)	81,707	81,707

TOTAL REPURCHASE AGREEMENTS (Cost $1,945,299)		1,945,299
TOTAL INVESTMENTS — 101.9% (Cost $73,608,412)		$111,753,208

Percentages are based on Net Assets of $109,616,524.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $1,735,682.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $1,945,299. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $0.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$108,959,819	$—	$848,090	$109,807,909
Repurchase Agreements	—	1,945,299	—	1,945,299
Total Investments in Securities	$108,959,819	$1,945,299	$848,090	$111,753,208

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of October 31, 2024	$869,366
Transfers out of Level 3	(2,366,103)
Transfers into Level 3	848,090
Net purchases	1,071,974
Net sales	(578,782)
Realized gain/(loss)	411,855
Change in unrealized appreciation/(depreciation)	591,690
Ending Balance as of October 31, 2025	$848,090

For the year ended October 31, 2025, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Gold Explorers ETF

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2025. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 10/31/25	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$848,090	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	44.9%

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 94.8%
AUSTRALIA — 7.6%
Energy — 4.8%
Alligator Energy *(A)	215,410,188	$3,948,522
Aura Energy *(A)	39,406,298	5,546,440
Bannerman Energy *(A)	10,842,923	26,121,881
Berkeley Energia *	23,121,473	8,819,999
Boss Energy *(A)	21,176,044	27,587,234
Deep Yellow *(B)	48,826,110	57,375,546
Elevate Uranium *(A)	17,603,885	4,091,166
Lotus Resources *(A)	115,162,073	14,701,252
Paladin Energy *(A)	21,638,315	136,697,636
		284,889,676
Industrials — 1.1%
Silex Systems *(A)	10,141,115	68,646,199

Materials — 1.7%
Anson Resources *(A)	60,934,821	3,310,960
BHP Group	3,412,310	97,061,838
		100,372,798
TOTAL AUSTRALIA		453,908,673
CANADA — 32.0%
Energy — 30.5%
Atha Energy *	12,438,838	6,835,746
Cameco	12,489,876	1,277,735,307
CanAlaska Uranium *	9,429,289	6,393,195
Denison Mines *	48,321,663	154,157,538
Encore Energy *(A)	9,886,216	30,339,884
F3 Uranium *	27,433,366	3,328,460
Forsys Metals *	7,466,084	1,971,560
IsoEnergy *(A)	1,933,749	19,790,858
Laramide Resources *	10,036,473	5,085,748
Mega Uranium *	16,950,558	5,443,922
NexGen Energy *(A)	28,256,154	276,481,370
Skyharbour Resources *(A)	11,194,530	2,956,126
Uranium Royalty *(A)	6,169,530	30,117,821
Western Uranium & Vanadium *	2,950,611	1,410,919
		1,822,048,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
Aecon Group	3,378,975	$74,565,826

Materials — 0.2%
American Lithium *	11,303,447	5,727,757
Global Atomic *(A)	17,203,336	6,261,786
		11,989,543
TOTAL CANADA		1,908,603,823
CHINA — 1.2%
Energy — 1.2%
CGN Mining (A)	143,081,800	71,980,885

JAPAN — 3.6%
Industrials — 3.6%
ITOCHU	1,693,106	98,154,099
Mitsubishi Heavy Industries	3,966,509	119,802,449

TOTAL JAPAN		217,956,548
KAZAKHSTAN — 3.5%
Energy — 3.5%
NAC Kazatomprom JSC GDR	3,554,449	207,935,267

SOUTH AFRICA — 1.8%
Materials — 1.8%
Sibanye Stillwater *(A)	39,451,337	105,453,942

SOUTH KOREA — 7.6%
Industrials — 7.6%
Daewoo Engineering & Construction *	11,215,250	29,518,995
Doosan Enerbility *	1,901,703	118,393,442
GS Engineering & Construction	3,584,328	47,019,541
Hyundai Engineering & Construction	1,705,153	84,135,642
KEPCO Engineering & Construction	972,446	69,755,382
Samsung C&T	653,164	103,607,695

TOTAL SOUTH KOREA		452,430,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.5%
Energy — 1.5%
Yellow Cake *	11,870,339	$91,937,734

UNITED STATES — 36.0%
Energy — 15.6%
Centrus Energy, Cl A *(A)	841,995	309,399,483
Energy Fuels *(A)(B)	11,215,639	230,532,351
Uranium Energy *	23,938,980	362,196,767
Ur-Energy *	19,366,459	33,310,309
		935,438,910
Industrials — 6.2%
NANO Nuclear Energy *(A)	1,578,858	75,058,909
NuScale Power *(A)	6,538,855	293,398,424
		368,457,333
Utilities — 14.2%
Oklo, Cl A *(A)	6,371,390	845,929,451

TOTAL UNITED STATES		2,149,825,694
TOTAL COMMON STOCK (Cost $2,961,141,721)		5,660,033,263

EXCHANGE-TRADED FUND — 5.2%
International Equity — 5.2%
Sprott Physical Uranium Trust *(A)	15,534,070	307,433,009
TOTAL EXCHANGE-TRADED FUND (Cost $262,646,193)		307,433,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 9.5%
Citadel Securities LLC 4.260%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $133,488,468 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,625 - $12,393,079, 0.000% - 4.875%, 11/04/2025 - 08/15/2055, with a total market value of $135,973,621)	$133,441,096	$133,441,096
Daiwa Capital Markets America, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $125,478,009 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12,330 - $39,214,711, 1.500% - 7.500%, 06/30/2027 - 10/20/2055, with a total market value of $127,394,357)	125,434,630	125,434,630
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $104,909,953 (collateralized by various U.S. Government Obligations, ranging in par value $149,459 - $74,057,208, 1.550% - 7.000%, 01/01/2032 - 06/01/2055, with a total market value of $106,585,879)	104,873,684	104,873,684
HSBC Securities USA, Inc. 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $20,568,057 (collateralized by various U.S. Treasury Obligations, ranging in par value $422,445 - $5,521,436, 0.000% - 4.750%, 01/02/2026 - 11/15/2053, with a total market value of $20,776,539)	20,560,946	20,560,946
JP Morgan Securities LLC 4.150%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $26,947,769 (collateralized by various U.S. Government Obligations, ranging in par value $175,100 - $9,668,465, 3.000% - 7.000%, 04/01/2038 - 10/01/2055, with a total market value of $27,342,732)	26,938,453	26,938,453

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Natwest Markets Securities, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $35,347,243 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,567 - $12,518,906, 0.000% - 6.625%, 11/12/2025 - 05/15/2055, with a total market value of $35,933,330)	$35,335,052	$35,335,052
Nomura Securities International, Inc. 4.140%, dated 10/31/2025, to be repurchased on 11/03/2025, repurchase price $121,292,421 (collateralized by various U.S. Government Obligations, ranging in par value $110,581 - $14,591,909, 1.500% - 7.000%, 04/01/2031 - 11/01/2055, with a total market value of $123,178,813)	121,250,590	121,250,590

TOTAL REPURCHASE AGREEMENTS (Cost $567,834,451)		567,834,451
TOTAL INVESTMENTS — 109.5% (Cost $3,791,622,365)		$6,535,300,723

Percentages are based on Net Assets of $5,969,261,777.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $808,111,065.
(B)	Affiliated investment.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2025 was $567,834,451. The total value of non-cash collateral held from securities on loan as of October 31, 2025 was $277,126,789.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2025
Global X Uranium ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,660,033,263	$—	$—	$5,660,033,263
Exchange-Traded Fund	307,433,009	—	—	307,433,009
Repurchase Agreements	—	567,834,451	—	567,834,451
Total Investments in Securities	$5,967,466,272	$567,834,451	$—	$6,535,300,723

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Deep Yellow

$54,676,044	$13,376,890	$(19,895,811)	$7,163,184	$2,055,239	$57,375,546	$—	$—
Energy Fuels

64,380,274	36,007,154	(23,588,036)	150,548,548	3,184,411	230,532,351	—	—
Totals:

$119,056,318	$49,384,044	$(43,483,847)	$157,711,732	$5,239,650	$287,907,897	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

October 31, 2025

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Statements of Assets and Liabilities

October 31, 2025

	Global X Silver Miners ETF		Global X Copper Miners ETF		Global X Gold Explorers ETF
Assets:
Cost of Investments	$2,310,521,634		$2,734,805,880		$71,663,113
Cost of Repurchase Agreement	16,670,013		20,864,987		1,945,299
Cost (Proceeds) of Foreign Currency	—		689,146		—
Investments, at Value	$3,490,657,050	*	$3,365,425,761	*	$109,807,909	*
Repurchase Agreement, at Value	16,670,013		20,864,987		1,945,299
Cash	1,335		15,990,319		51,507
Foreign Currency, at Value	—		720,733		—
Receivable for Investment Securities Sold	408,693,757		327,117,803		13,892,768
Receivable for Capital Shares Sold	48,015,205		23,985,455		535,961
Reclaim Receivable	270,352		964,628		2,297
Dividend, Interest, and Securities Lending Income Receivable	45,511		2,992,220		1,292
Unrealized Appreciation on Spot Contracts	—		—		280
Due from Broker	—		19,119,877		—
Total Assets	3,964,353,223		3,777,181,783		126,237,313
Liabilities:
Obligation to Return Securities Lending Collateral	16,670,013		20,864,987		1,945,299
Payable for Investment Securities Purchased	295,644,207		297,649,551		7,974,193
Payable for Capital Shares Redeemed	149,344,443		88,147,260		6,636,872
Payable due to Investment Adviser	2,083,978		1,783,683		64,348
Unrealized Depreciation on Spot Contracts	11,440		62,020		—
Cash Overdraft	6,030,787		—		—
Due to Custodian	544		—		77
Due to Broker	33,755		126,248		—
Total Liabilities	469,819,167		408,633,749		16,620,789
Net Assets	$3,494,534,056		$3,368,548,034		$109,616,524
Net Assets Consist of:
Paid-in Capital	$2,964,609,459		$2,953,705,532		$142,268,524
Total Distributable Earnings (Accumulated Losses)	529,924,597		414,842,502		(32,652,000)
Net Assets	$3,494,534,056		$3,368,548,034		$109,616,524
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	52,657,318		54,689,374		1,652,054
Net Asset Value, Offering and Redemption Price Per Share	$66.36		$61.59		$66.35
* Includes Market Value of Securities on Loan	$15,759,231		$26,427,624		$1,735,682

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2025

	Global X Uranium ETF
Assets:
Cost of Investments	$3,090,650,337
Cost of Affiliated Investments	133,137,577
Cost of Repurchase Agreement	567,834,451
Investments, at Value	$5,679,558,375	*
Affiliated Investments, at Value	287,907,897
Repurchase Agreement, at Value	567,834,451
Cash	4,812,355
Receivable for Capital Shares Sold	13,812,408
Dividend, Interest, and Securities Lending Income Receivable	2,653,966
Reclaim Receivable	73,634
Unrealized Appreciation on Spot Contracts	132
Due from Broker	11,428,265
Total Assets	6,568,081,483
Liabilities:
Obligation to Return Securities Lending Collateral	567,834,451
Payable for Investment Securities Purchased	16,327,870
Payable for Capital Shares Redeemed	11,372,830
Payable due to Investment Adviser	3,284,551
Due to Custodian	4
Total Liabilities	598,819,706
Net Assets	$5,969,261,777
Net Assets Consist of:
Paid-in Capital	$3,950,738,056
Total Distributable Earnings	2,018,523,721
Net Assets	$5,969,261,777
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	108,041,666
Net Asset Value, Offering and Redemption Price Per Share	$55.25
* Includes Market Value of Securities on Loan	$808,111,065

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Investment Income:
Dividend Income	$15,562,830	$34,142,526	$434,095
Interest Income	65,755	120,375	2,581
Security Lending Income, Net	636,894	887,320	8,767
Reclaim Income	822,940	1,141,723	16,932
Less: Foreign Taxes Withheld	(2,462,161)	(2,729,792)	(58,850)
Total Investment Income	14,626,258	33,562,152	403,525
Expenses:
Supervision and Administration Fees(1)	12,265,756	15,669,293	398,233
Custodian Fees(2)	77,188	39,071	2,085
Total Expenses	12,342,944	15,708,364	400,318
Net Investment Income	2,283,314	17,853,788	3,207
Net Realized Gain (Loss) on:
Investments(3)	257,801,573	50,309,452	16,011,183
Foreign Currency Transactions	(723,096)	(156,509)	(812)
Net Realized Gain (Loss)	257,078,477	50,152,943	16,010,371
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	951,613,832	636,979,772	30,252,724
Foreign Currency Translations	50,028	107,090	344
Net Change in Unrealized Appreciation (Depreciation)	951,663,860	637,086,862	30,253,068
Net Realized and Unrealized Gain (Loss)	1,208,742,337	687,239,805	46,263,439
Net Increase in Net Assets Resulting from Operations	$1,211,025,651	$705,093,593	$46,266,646

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2025

Global X Uranium ETF
Investment Income:
Dividend Income	$22,169,514
Interest Income	165,890
Security Lending Income, Net	6,068,238
Reclaim Income	521,812
Rebate of Overdraft Fees	15,644
Less: Foreign Taxes Withheld	(2,235,334)
Total Investment Income	26,705,764
Expenses:
Supervision and Administration Fees(1)	25,441,576
Total Expenses	25,441,576
Net Investment Income	1,264,188
Net Realized Gain (Loss) on:
Investments(2)	428,185,539
Affiliated Investments	5,239,650
Foreign Currency Transactions	(3,349,765)
Net Realized Gain (Loss)	430,075,424
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,921,219,005
Affiliated Investments	157,711,732
Foreign Currency Translations	21,855
Net Change in Unrealized Appreciation (Depreciation)	2,078,952,592
Net Realized and Unrealized Gain (Loss)	2,509,028,016
Net Increase in Net Assets Resulting from Operations	$2,510,292,204

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,283,314	$2,367,735	$17,853,788	$20,374,869
Net Realized Gain (Loss)	257,078,477	(15,395,051)	50,152,943	167,420,205
Net Change in Unrealized Appreciation (Depreciation)	951,663,860	501,992,297	637,086,862	254,385,051
Net Increase in Net Assets Resulting from Operations	1,211,025,651	488,964,981	705,093,593	442,180,125
Distributions:	(28,747,417)	(4,691,079)	(46,259,121)	(25,025,199)
Capital Share Transactions:
Issued	1,396,888,796	201,611,524	1,691,131,046	1,975,827,722
Redeemed	(446,840,825)	(147,424,990)	(1,535,154,486)	(1,157,177,743)
Increase in Net Assets from Capital Share Transactions	950,047,971	54,186,534	155,976,560	818,649,979
Total Increase in Net Assets	2,132,326,205	538,460,436	814,811,032	1,235,804,905
Net Assets:
Beginning of Year	1,362,207,851	823,747,415	2,553,737,002	1,317,932,097
End of Year	$3,494,534,056	$1,362,207,851	$3,368,548,034	$2,553,737,002
Share Transactions:
Issued	26,170,000	5,990,000	33,680,000	45,480,000
Redeemed	(8,730,000)	(5,000,000)	(37,310,000)	(27,310,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	17,440,000	990,000	(3,630,000)	18,170,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,207	$24,697	$1,264,188	$3,380,910
Net Realized Gain (Loss)	16,010,371	(414,374)	430,075,424	135,380,689
Net Change in Unrealized Appreciation (Depreciation)	30,253,068	17,154,396	2,078,952,592	379,867,176
Net Increase in Net Assets Resulting from Operations	46,266,646	16,764,719	2,510,292,204	518,628,775
Distributions:	(907,543)	(8,195)	(88,939,099)	(148,385,995)
Capital Share Transactions:
Issued	41,300,814	483,875	1,044,369,916	1,431,535,279
Redeemed	(22,731,321)	(3,483,305)	(1,107,803,771)	(365,441,118)
Increase (Decrease) in Net Assets from Capital Share Transactions	18,569,493	(2,999,430)	(63,433,855)	1,066,094,161
Total Increase in Net Assets	63,928,596	13,757,094	2,357,919,250	1,436,336,941
Net Assets:
Beginning of Year	45,687,928	31,930,834	3,611,342,527	2,175,005,586
End of Year	$109,616,524	$45,687,928	$5,969,261,777	$3,611,342,527
Share Transactions:
Issued	730,000	20,000	26,290,000	48,270,000
Redeemed	(390,000)	(130,000)	(35,800,000)	(12,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	340,000	(110,000)	(9,510,000)	35,470,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2025	38.68	0.06	28.46	28.52	(0.84)	—	—
2024	24.07	0.07	14.68	14.75	(0.14)	—	—
2023	24.93	0.14	(0.91)	(0.77)	(0.09)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
Global X Copper Miners ETF
2025	43.79	0.32	18.26	18.58	(0.78)	—	—
2024	32.83	0.43	11.08	11.51	(0.55)	—	—
2023	28.74	0.75	4.24	4.99	(0.90)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.84)	66.36	75.97	3,494,534	0.65	0.12	27.57
(0.14)	38.68	61.49	1,362,208	0.65	0.23	14.67
(0.09)	24.07	(3.12)	823,747	0.65	0.52	19.72
(0.48)	24.93	(34.83)	841,908	0.65	0.64	17.72
(0.91)	38.78	(6.43)	1,100,191	0.65	0.96	15.61

(0.78)	61.59	43.39	3,368,548	0.65	0.74	21.67
(0.55)	43.79	35.22	2,553,737	0.65	1.02	14.60
(0.90)	32.83	17.07	1,317,932	0.65	2.00	23.73
(1.10)	28.74	(20.38)	1,315,488	0.65	3.31	30.46
(0.48)	37.31	76.80	994,009	0.65	1.71	20.13

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Explorers ETF
2025	34.82	—	32.25	32.25	(0.72)	—	—
2024	22.45	0.02	12.36	12.38	(0.01)	—	—
2023	20.36	0.06	2.25	2.31	(0.21)	—	(0.01)
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
Global X Uranium ETF
2025	30.72	0.01	25.26	25.27	(0.74)	—	—
2024	26.50	0.03	5.90	5.93	(1.71)	—	—
2023	20.30	0.09	6.16	6.25	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.72)	66.35	95.24	109,617	0.65		0.01		27.01
(0.01)	34.82	55.13	45,688	0.65		0.07		17.24
(0.22)	22.45	11.24	31,931	0.65		0.24		19.87
(0.59)	20.36	(30.94)	28,745	0.65		0.63		30.04
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30

(0.74)	55.25	84.83	5,969,262	0.69	(1)	0.03	(2)	14.51
(1.71)	30.72	23.13	3,611,343	0.69	(1)	0.11	(2)	19.18
(0.05)	26.50	30.86	2,175,006	0.69	(1)	0.43	(2)	20.03
(1.41)	20.30	(20.11)	1,588,529	0.69	(1)	1.25	(2)	26.47
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred two of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (each, a “Fund”, and collectively, the “Funds”). Each Fund (except the Global X Gold Explorers ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost);and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation

Notes to Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Silver Miners ETF	10,000	$250	$250
Global X Copper Miners ETF	10,000	300	300
Global X Gold Explorers ETF	10,000	400	400
Global X Uranium ETF	10,000	600	600

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state

Notes to Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Funds. BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$579,800,570	$521,574,957
Global X Copper Miners ETF	761,873,616	523,074,730
Global X Gold Explorers ETF	16,614,740	16,547,795
Global X Uranium ETF	544,093,632	628,616,546

For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Silver Miners ETF	$1,321,309,444	$432,093,996	$239,364,231
Global X Copper Miners ETF	1,396,619,604	1,504,479,392	117,658,911
Global X Gold Explorers ETF	40,600,069	22,824,714	15,106,021
Global X Uranium ETF	925,253,621	994,294,714	434,192,866

During the year ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2025

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemptions in-kind and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the years ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2025	$28,747,417	$–	$–	$28,747,417
2024	4,691,079	–	–	4,691,079
Global X Copper Miners ETF
2025	$46,259,121	$–	$–	$46,259,121
2024	25,025,199	–	–	25,025,199
Global X Gold Explorers ETF
2025	$907,543	$–	$–	$907,543
2024	8,195	–	–	8,195
Global X Uranium ETF
2025	$88,939,099	$–	$–	$88,939,099
2024	148,385,995	–	–	148,385,995

As of October 31, 2025, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF
Undistributed Ordinary Income	$51,846,074	$105,582,441	$2,699,673	$245,817,543
Capital Loss Carryforwards	(571,246,574)	(166,359,211)	(69,908,551)	(542,817,428)
Unrealized Appreciation on Investments and Foreign Currency	1,049,325,107	475,619,281	34,556,884	2,315,523,608
Other Temporary Differences	(10)	(9)	(6)	(2)
Total Distributable Earnings (Accumulated Losses)	$529,924,597	$414,842,502	$(32,652,000)	$2,018,523,721

Notes to Financial Statements (Continued)

October 31, 2025

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Silver Miners ETF	$2,458,073,840	$1,183,550,738	$(134,225,631)	$1,049,325,107
Global X Copper Miners ETF	2,910,602,928	704,764,561	(229,145,280)	475,619,281
Global X Gold Explorers ETF	77,196,388	38,795,950	(4,239,066)	34,556,884
Global X Uranium ETF	4,219,729,114	2,854,007,057	(538,483,449)	2,315,523,608

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Notes to Financial Statements (Continued)

October 31, 2025

6. CONCENTRATION OF RISKS (continued)

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets.

The Funds invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value

Notes to Financial Statements (Continued)

October 31, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Silver Miners ETF	$15,759,231	$14,364,633	$1,394,598	$—
Global X Copper Miners ETF	26,427,624	19,365,775	7,061,849	—
Global X Gold Explorers ETF	1,735,682	1,735,682	—	—
Global X Uranium ETF	808,111,065	530,984,276	277,126,789	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of

Notes to Financial Statements (Continued)

October 31, 2025

7. LOANS OF PORTFOLIO SECURITIES (continued)

U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Silver Miners ETF
Repurchase Agreements	$16,670,013	$—	$—	$—	$16,670,013
U.S. Government Securities	—	—	263,969	1,130,629	1,394,598
Total	$16,670,013	$—	$263,969	$1,130,629	$18,064,611
Global X Copper Miners ETF
Repurchase Agreements	$20,864,987	$—	$—	$—	$20,864,987
U.S. Government Securities	—	—	—	7,061,849	7,061,849
Total	$20,864,987	$—	$—	$7,061,849	$27,926,836
Global X Gold Explorers ETF
Repurchase Agreements	$1,945,299	$—	$—	$—	$1,945,299
Total	$1,945,299	$—	$—	$—	$1,945,299
Global X Uranium ETF
Repurchase Agreements	$567,834,451	$—	$—	$—	$567,834,451
U.S. Government Securities	—	52,343	749,866	276,324,580	277,126,789
Total	$567,834,451	$52,343	$749,866	$276,324,580	$844,961,240

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods

Notes to Financial Statements (Concluded)

October 31, 2025

9. RECENT ACCOUNTING PRONOUNCEMENT (continued)

beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (four of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Concluded)

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 30, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Silver Miners ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	33.38%
Global X Copper Miners ETF
	0.00%	0.00%	100.00%	100.00%	6.01%	46.45%
Global X Gold Explorers ETF
	0.00%	0.00%	100.00%	100.00%	0.04%	24.41%
Global X Uranium ETF
	0.00%	0.00%	100.00%	100.00%	0.17%	18.69%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X Silver Miners ETF
	0.00%	0.17%	0.00%	5.10%
Global X Copper Miners ETF
	0.00%	0.06%	0.00%	3.20%
Global X Gold Explorers ETF
	0.00%	0.00%	0.00%	4.33%
Global X Uranium ETF
	0.00%	0.05%	0.00%	1.85%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2025, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Silver Miners ETF	$6,737,649	$1,544,979
Global X Copper Miners ETF	25,169,002	1,528,290
Global X Gold Explorers ETF	373,025	41,027
Global X Uranium ETF	20,255,538	1,674,923

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-1800

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026